Commitments and Contingencies (Details 3) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2016 USD ($)
Commitments and Contingencies [Line Items]
Rental expenses under operating leases	₩ 1,921	₩ 1,755	₩ 2,324
Lease agreement, guarantee deposit	962	₩ 954		$ 799
Future minimum rental payments
2017	1,896
2018	1,823
2019	149
Total operating lease due	3,868
Marina Business Center ( U.S.A)
Commitments and Contingencies [Line Items]
Lease agreement, guarantee deposit	₩ 935